Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Clockwise Core Equity & Innovation ETF [Member]
Shareholder Report [Line Items]
Fund Name	Clockwise Core Equity & Innovation ETF
Class Name	Clockwise Core Equity & Innovation ETF
Trading Symbol	TIME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clockwise Core Equity & Innovation ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866‑864‑3968 or by writing to the Clockwise Core Equity & Innovation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	866‑864‑3968
Additional Information Website	www.clockwisefunds.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise Core Equity & Innovation ETF	$138	1.31%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund returned 11.39%, compared to 15.88% for the S&P 500® Total Return Index.

The reporting period was characterized by continued enthusiasm around artificial intelligence and renewed monetary easing. Market activity was driven by U.S. sovereign investments in semiconductor companies, multi-billion-dollar datacenter agreements, and international commitments to expand technology spending in the United States. Meanwhile, the Federal Reserve maintained a dovish stance despite ongoing inflation concerns. The resulting combination of optimism in technology and accommodative policy, alongside elevated retail participation and record margin usage, led to major indices reaching historically high valuation levels.

What Factors Influenced Performance

While performance has been strong, we view current risk-reward dynamics as balanced. Several factors may have constrained upsides, including (1) slowing earnings momentum among large-cap technology firms, (2) increasing credit risk in corporate and sovereign debt amid rising delinquency rates, (3) market valuations exceeding prior cycle peaks despite moderating growth, (4) uncertainty surrounding the sustainability and transparency of recent large technology transactions, and (5) aggressive rate-cut expectations through 2026 despite persistent inflation and renewed tariff risks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	3 Year	Since Inception (1/27/22)
Clockwise Core Equity & Innovation ETF - at NAV	11.39%	23.62%	10.80%
S&P 500® Total Return Index	15.88%	19.54%	13.52%

Performance Inception Date	Jan. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,108
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 213,855
Investment Company, Portfolio Turnover	1555.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$20,108
Number of Holdings	40
Total Advisory Fee	$213,855
Portfolio Turnover Rate	1555%

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Sector/Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilites.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Strategy, Inc., 10.00%, Perpetual
6.0
Spotify Technology SA
5.1
Apple, Inc.
5.1
Netflix, Inc.
5.0
Newmont Mining Corp.
4.9
NVIDIA Corp.
4.2
UnitedHealth Group, Inc.
4.1
Upstart Holdings, Inc.
3.2
CoreWearve, Inc.
3.2
Strategy, Inc., 8.00%, Perpetual
3.1